SHAREHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended			25 Months Ended
	Dec. 12, 2018	Dec. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2017	Dec. 31, 2018	Dec. 11, 2018	Dec. 10, 2018	Dec. 31, 2017	May 31, 2015
Authorized Common Shares [Roll forward]
Balance at beginning of period (in shares)	35,000,000				20,000,000	20,000,000	20,000,000
Authorized share capital (in shares)					15,000,000
Balance at ending of period (in shares)		35,000,000			35,000,000	20,000,000	20,000,000
Authorized Preferred Shares [Roll forward]
Balance at beginning of period (in shares)					50,000,000	50,000,000	50,000,000
Balance at ending of period (in shares)		50,000,000			50,000,000	50,000,000	50,000,000
Issued Shares [Roll forward]
Balance at beginning of period, issued shares (in shares)					6,473,136	2,343,136	2,343,136
Stock issued during period (in shares)			4,130,000			4,130,000
Common shares issued, private placement (in shares)					1,175,475
Balance at end of period, issued shares (in shares)		7,648,611			7,648,611	6,473,136	2,343,136
Outstanding Shares [Roll Forward]
Balance at beginning of period, outstanding (in shares)					6,198,684	2,068,684	2,256,053
Common shares repurchased under share repurchase program (in shares)							(30,194)
Common shares repurchased in private transaction (in shares)							(157,175)
Stock issued during period (in shares)			4,130,000			4,130,000
Common shares issued, private placement (in shares)					1,175,475
Balance at end of period, outstanding (in shares)		7,374,159			7,374,159	6,198,684	2,068,684
Common Stock [Abstract]
Common stock shares authorized, value										$ 4,000,000	$ 2,000,000
Common stock shares authorized (in shares)	35,000,000	35,000,000			20,000,000	20,000,000	20,000,000		35,000,000	35,000,000		20,000,000
Common stock, par value (in dollars per share)									$ 0.10	$ 0.10		$ 0.10
Common Stock, Value, Outstanding										$ 3,500,000
Preferred stock, shares authorized (in shares)		50,000,000			50,000,000	50,000,000	50,000,000		50,000,000			50,000,000
Preferred Stock, Value, Outstanding										$ 500,000
Preferred stock, par value (in dollars per share)									$ 0.01			$ 0.01
Common stock price (in dollars per share)			$ 12.50
Common stock issued in public offering (in shares)			4,130,000			4,130,000
Exercise of underwriters' shares (in shares)			130,000
Common stock issued value			$ 48,336,000			$ 48,336,000
Share repurchased program term					2 years
Stock repurchased (in shares)								117,277
Maturity period of stock repurchase program					2 years
Maximum [Member]
Common Stock [Abstract]
Share repurchase program, authorized shares (in shares)													2,500,000
Private Placement [Member] | Scorpio Offshore Investment Inc. [Member]
Common Stock [Abstract]
Aggregate common shares issued in private placement (in shares)		1,175,474
Common stock price (in dollars per share)	$ 4.20								$ 4.20
Proceeds from issuance of common stock, value		$ 4,900,000
Proceed were immediately used to cure the covenant non-compliance				$ 1,900,000
Common stock issued value	$ 5,000,000